BORROWINGS - US$350 MILLION REVOLVING CREDIT FACILITY (Details) R in Millions, $ in Millions		12 Months Ended
	Aug. 24, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Feb. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period			R 8,973.8	R 3,803.6
Loans raised			69,593.8	17,280.5	R 1,552.0
Loans repaid			(55,719.5)	(11,834.7)	(1,572.9)
Gain/(loss) on foreign exchange differences			(292.4)	(219.6)	359.4
Balance at end of period			25,649.5	8,973.8	R 3,803.6
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 300.0	$ 350.0				$ 350.0	$ 300.0
Debt term	3 years
Balance at beginning of period			1,369.0
Loans raised			1,031.4	2,771.5
Loans repaid			(1,198.2)	(1,211.6)
Gain/(loss) on foreign exchange differences			(65.1)	(190.9)
Balance at end of period		$ 92.0	R 1,137.1	R 1,369.0
LIBOR | US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Utilisation fee when loans outstanding as % of the total loans is less than or equal to 33 1/3%	0.15%
Utilisation fee when loans outstanding as % of the total loans is greater than 33 1/3 % and less than or equal to 66 2/3%	0.30%
Utilisation fee when loans outstanding as % of the total loans is greater than 66 2/3%	0.50%
Interest rate margin	2.00%